UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 2.0%
3,721	Boeing Company(a)	$ 712,572

	APPAREL & TEXTILE PRODUCTS - 3.0%
7,790	NIKE, Inc., Class B	1,048,222

	ASSET MANAGEMENT - 7.3%
17,166	Charles Schwab Corporation (The)	1,447,266
7,557	T Rowe Price Group, Inc.	1,142,543
		2,589,809
	BANKING - 3.1%
7,901	JPMorgan Chase & Company	1,077,064

	BEVERAGES - 2.4%
3,732	Constellation Brands, Inc., Class A	859,554

	BIOTECH & PHARMA - 5.5%
12,680	Bristol-Myers Squibb Company	926,020
17,192	Gilead Sciences, Inc.	1,022,065
		1,948,085
	CABLE & SATELLITE - 2.6%
19,603	Comcast Corporation, Class A	917,812

	DIVERSIFIED INDUSTRIALS - 2.4%
8,738	Emerson Electric Company	856,761

	E-COMMERCE DISCRETIONARY - 3.8%
408	Amazon.com, Inc.(a)	1,330,060

	ELECTRIC UTILITIES - 2.7%
11,036	Dominion Energy, Inc.	937,729

	FOOD - 2.7%
10,546	Tyson Foods, Inc., Class A	945,238

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.1%
3,187	Anthem, Inc.	$ 1,565,518
15,813	Cardinal Health, Inc.	896,597
10,600	CVS Health Corporation	1,072,826
		3,534,941
	INTERNET MEDIA & SERVICES - 6.1%
544	Alphabet, Inc., Class C(a)	1,519,387
2,899	Meta Platforms, Inc., Class A(a)	644,622
		2,164,009
	LEISURE FACILITIES & SERVICES - 4.6%
784	Chipotle Mexican Grill, Inc.(a)	1,240,311
19,493	DraftKings, Inc., Class A(a)	379,529
		1,619,840
	MEDICAL EQUIPMENT & DEVICES - 3.2%
2,563	Align Technology, Inc.(a)	1,117,468

	OIL & GAS PRODUCERS - 6.2%
14,601	Marathon Petroleum Corporation	1,248,385
10,799	Phillips 66	932,926
		2,181,311
	RETAIL - DISCRETIONARY - 3.7%
3,262	Ulta Beauty, Inc.(a)	1,298,994

	SEMICONDUCTORS - 9.7%
1,887	Broadcom, Inc.	1,188,206
15,607	Intel Corporation	773,483
3,954	KLA Corporation	1,447,401
		3,409,090
	SOFTWARE - 6.3%
3,859	Microsoft Corporation	1,189,769
4,748	Salesforce, Inc.(a)	1,008,095
		2,197,864
	TECHNOLOGY HARDWARE - 4.8%
9,592	Apple, Inc.	1,674,859

UNCOMMON PORTFOLIO DESIGN CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 2.1%
6,508	PayPal Holdings, Inc.(a)	$ 752,650

	TELECOMMUNICATIONS - 2.6%
17,861	Verizon Communications, Inc.	909,839

	TRANSPORTATION & LOGISTICS - 2.8%
4,307	FedEx Corporation	996,596

	TOTAL COMMON STOCKS (Cost $35,212,019)	35,080,367

	TOTAL INVESTMENTS - 99.7% (Cost $35,212,019)	$ 35,080,367
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	110,795
	NET ASSETS - 100.0%	$ 35,191,162

(a)	Non-income producing security.